Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation of the financial statements
1)	Basis of presentation of the financial statements

These financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).

The financial statements for the year ended December 31, 2016 were the Company’s first consolidated financial statements prepared in accordance with IFRS. The date of transition to IFRS was January 1, 2015. For all periods up to and including the year ended December 31, 2015, the Company prepared its financial statements in accordance with United States generally accepted accounting principles (“U.S. GAAP”). Accordingly, the Company’s first consolidated financial statements that comply with IFRS are applicable as of December 31, 2016, together with the comparative period data for the year ended December 31, 2015.

The Company’s financial statements have been prepared on a cost basis, except for certain assets and liabilities such as: financial assets measured at fair value through other comprehensive income; contingent liabilities related to business combination; and other financial assets and liabilities (including derivatives) which are presented at fair value through profit or loss.

The Company has elected to present the profit or loss items using the function of expense method.

Use of estimates, judgments and assumptions
2)	Use of estimates, judgments and assumptions:

The preparation of the consolidated financial statements requires management to make estimates, judgments, and assumptions, that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses in the financial statements. Such judgments, estimates and assumptions are related, but not limited to effective control, contingent liabilities related to acquisitions, goodwill and identifiable intangible assets and their subsequent impairment analysis, determination of fair value of put options of non-controlling interests, legal contingencies, research and development capitalization, classification of leases, income tax uncertainties, deferred taxes, share-based compensation, as well as the determination of revenue recognition from contracts accounted for based on the estimate of percentage of completion. The Company’s management believes that the estimates, judgments, and assumptions used, are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Changes in accounting estimates are reported in the period of the change in estimate.

Consolidated financial statements
3)	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the investees, after being adjusted to comply with IFRS, are prepared for the same reporting period and using consistent accounting treatment of similar transactions and economic activities. Any discrepancies in the applied accounting policies are eliminated by making appropriate adjustments. Significant intragroup balances and transactions and gains or losses resulting from intragroup transactions are eliminated in full in the consolidated financial statements.

Effective control:

In a situation where the Company holds less than a majority of voting power in a given entity, but that power is sufficient to enable the Company to unilaterally direct the relevant activities of such entity, then control is exercised. When assessing whether voting rights held by the Company are sufficient to give it power, the Company considers all facts and circumstances, including: the amount of those voting rights relative to the amount and dispersion of other vote holders; potential voting rights held by the Company and other shareholders or parties; rights arising from other contractual arrangements; significant personal ties; and any additional facts and circumstances that may indicate that the Company has, or does not have the ability to direct the relevant activities when decisions need to be made, inclusive of voting patterns observed at previous meetings of shareholders.

The Company’s management has concluded that despite the lack of absolute majority of voting power at the general meetings of shareholders of Matrix, Sapiens and Magic Software, in accordance with IFRS 10, these investees are controlled by the Company. The conclusion regarding the existence of control during the years ended December 31, 2019, 2020 and 2021 with respect to Matrix, Sapiens and Magic Software, in accordance with IFRS 10, was made in accordance with the following factors:

Matrix:

The conclusion regarding the existence of control in Matrix, in line with IFRS 10, was made considering the following factors:

i)	Governing bodies of Matrix:

Decisions of Matrix’s shareholders general meeting are taken by a simple majority of votes represented at the general meeting; the annual (ordinary) general meeting adopts resolutions to elect individual directors, appoint Matrix’s independent auditors for the next year, as well as approve Matrix’s financial statements and management’s report on operations; in accordance with Matrix’s articles of association, the board of directors of Matrix is responsible for managing its current business operations and is authorized to take substantially all decisions which are not specifically reserved to Matrix’s shareholders by its articles of association, including the decision to pay out dividends; Matrix’s board of directors is composed of 5 members, 2 of whom are external directors as required by the Israeli Companies Law, 5759-1999, another one of whom is an independent director, while the remaining two directors are associated with Formula, including Formula’s chief executive officer who serves as the chairman of Matrix’s board of directors.

ii)	Shareholders structure of Matrix:

Matrix’s shareholders structure may be considered dispersed because, apart from the Company, only one shareholder (a financial institution) held more than 5% of Matrix’s voting power (approximately 10%) during the reporting period; there is no evidence that any of the shareholders has or had granted to any other shareholder a voting proxy at the general meeting; over the last six years (i.e., 2016-2021), Matrix’s general meetings were attended by shareholders representing not more than between 76% and 82% of its voting power, including the Company’s voting power. Bearing in mind that the Company presently holds approximately 48.92% of the total voting power, this means that the level of activity of Matrix’s other shareholders is relatively moderate or low. The attendance by Matrix’s other shareholders would have to be higher than 97.89% in order to deprive the Company of an absolute majority of votes at the general meeting. In accordance with voting patterns at Matrix’s shareholders’ meetings in recent years, it is the Company’s management’s belief that achieving such a high attendance seems unlikely.

Therefore, it is management’s opinion that despite the lack of an absolute majority of shares held by it in Matrix, the Company is still able to influence the appointment of directors at Matrix and therefore may affect Matrix’s directions of development as well as its current business operations.

Sapiens:

The conclusion regarding the existence of control in Sapiens, in line with IFRS 10, was made considering the following factors:

i)	Governing bodies of Sapiens:

Decisions of Sapiens’ shareholders general meeting are taken by a simple majority of votes represented at the general meeting; the annual (ordinary) general meeting adopts resolutions to appoint individual directors, choose Sapiens’ independent auditors for the next year, as well as approve the company’s financial statements and the management’s report on operations; in accordance with Sapiens’ articles of association, the board of directors of Sapiens is responsible for managing its current business operations and is authorized to take substantially all decisions which are not specifically reserved to Sapiens’ shareholders by its articles of association, including the decision to pay out dividends. Sapiens’ board of directors is composed of 6 members, 3 of whom are independent directors, and one being Formula’s chief executive officer who serves as the chairman of Sapiens’ board of directors.

ii)	Shareholders structure of Sapiens:

Sapiens’ shareholders structure is dispersed because, apart from the Company, only two financial institutions held more than 5% of the voting rights at the general meeting (representing 5.6% and 5.1%); there is no evidence that any shareholders have or had granted to any other shareholder a voting proxy at the general meeting; and, over the last five years from 2017 to 2021, Sapiens’ general meetings were attended by shareholders representing in total between 70% and 81.8% of the total voting power, including the Company’s voting power. Bearing in mind that the Company presently holds approximately 43.64% of total voting rights, this means that the level of activity of Sapiens’ other shareholders is relatively moderate or low. As of December 31, 2021, the attendance from shareholders would have to be higher than 88.71% in order to deprive the Company of an absolute majority of votes at the general meeting. In accordance with voting patterns at Sapiens’ shareholders’ meetings in recent years, it is the Company’s management’s belief that achieving such a high attendance seems unlikely.

Therefore it is of management’s opinion that despite the lack of an absolute majority of shares in Sapiens, the Company is still able to influence the appointment of directors at Sapiens and therefore may affect Sapiens’ directions of development as well as its current business operations.

Magic Software:

The conclusion regarding the existence of control in Magic Software, in line with IFRS 10, was made considering the following factors:

i)	Governing bodies of Magic Software:

Decisions of Magic Software’s shareholders general meeting are taken by a simple majority of votes represented at the general meeting; the annual (ordinary) general meeting adopts resolutions to elect individual directors, appoint Magic Software’s independent auditors for the next year, as well as to approve Magic Software’s financial statements and the management’s report on operations; in accordance with Magic Software’s articles of association, the board of directors of Magic Software is responsible for managing Magic Software’s current business operations and is authorized to take substantially all decisions which are not specifically reserved to Magic Software’s shareholders by its articles of association, including the decision to pay out dividends; and, Magic Software’s board of directors is composed of 5 members, 2 of whom are external directors as required by the Israeli Companies Law, 5759-1999, another one of whom is an independent director and a fourth of whom is Formula’s chief executive officer, who also serves as Magic Software’s chief executive officer.

ii)	Shareholders structure of Magic Software:

Magic Software’s shareholders structure is dispersed because, apart from the Company, as of December 31, 2021, there were just two shareholders (both Israeli financial institutions) holding more than 5% of Magic Software’s voting power (representing 9.4% and 7.5% of the votes); there is no evidence that any of the shareholders have or had granted to any other shareholder a voting proxy at the general meeting; and, over the last five years from 2017 to 2021, Magic Software’s general meetings were attended by shareholders representing between 65%-87% of total voting rights. Bearing in mind that the Company presently holds approximately 45.59% of total voting right, this means that the level of activity of Magic Software’s other shareholders is relatively moderate or low. As of December 31, 2021, the attendance by shareholders would have to be higher than 91.9% in order to deprive the Company of an absolute majority of votes at the general meeting. In accordance with voting patterns at Magic Software’s shareholders’ meetings in recent years, it is the Company’s management belief that achieving such a high attendance seems unlikely.

Therefore, it is management’s opinion that despite the lack of an absolute majority of shares in Magic Software, the Company is still able to influence the appointment of directors at Magic Software and therefore may affect Magic Software’s directions of development as well as its current business operations.

Non-controlling interests
4)	Non-controlling interests

Non-controlling interests in subsidiaries, represent the equity in subsidiaries not attributable, directly or indirectly, to a parent. Non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Profit or loss and components of other comprehensive income are attributed to the Company and to non-controlling interests. Losses are attributed to non-controlling interests even if they result in a negative balance of non-controlling interests in the consolidated statement of financial position. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as a change in equity by adjusting the carrying amount of the non-controlling interests with a corresponding adjustment of the equity attributable to equity holders of the Company less / plus the consideration paid or received.

Business combinations and goodwill
5)	Business combinations and goodwill:

Business combinations are accounted for by applying the acquisition method. The cost of the acquisition is measured at the fair value of the consideration transferred on the acquisition date with the addition of non-controlling interests in the acquiree. In each business combination, the Company determines whether to measure the non-controlling interests in the acquiree based on their fair value on the acquisition date or at their proportionate share in the fair value of the acquiree’s net identifiable assets.

Direct acquisition costs are carried to the statement of profit or loss as incurred.

In a business combination achieved in stages, equity interests in the acquiree that had been held by the acquirer prior to obtaining control are measured at the acquisition date fair value while recognizing a gain or loss resulting from the revaluation of the prior investment on the date of achieving control.

Contingent consideration is recognized at fair value on the acquisition date and classified as a financial asset or liability in accordance with IFRS 9, “Financial Instruments”. Subsequent changes in the fair value of the contingent consideration are recognized in profit or loss. If the contingent consideration is classified as an equity instrument, it is measured at fair value on the acquisition date without subsequent remeasurement.

Goodwill is initially measured at cost which represents the excess of the acquisition consideration and the amount of non-controlling interests over the net identifiable assets acquired and liabilities assumed. If the resulting amount is negative, the acquirer recognizes the resulting gain on the acquisition date.

Investment in joint arrangements
6)	Investment in joint arrangements:

Joint arrangements are arrangements in which the Company has joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

i.	Joint ventures:

In joint ventures the parties that have joint control of the arrangement have rights to the net assets of the arrangement. A joint venture is accounted for by using the equity method.

ii.	Joint operations:

In joint operations the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities relating to the arrangement. The Company recognizes in relation to its interest its share of the assets, liabilities, revenues and expenses of the joint operation.

The acquisition of interests in a joint operation which represents a business, as defined in IFRS 3, is accounted for using the acquisition method, including the measurement of the identifiable assets and liabilities at fair value, the recognition of deferred taxes arising from this measurement, the accounting treatment of the related transaction costs and the recognition of goodwill or bargain purchase gains. This applies to the acquisition of the initial interest and additional interests in a joint operation that represents a business.

Investments in associates
7)	Investments in associates:

Associates are companies in which the Group has significant influence over the financial and operating policies without having control. The investment in an associate is accounted for using the equity method.

Investments accounted for using the equity method
8)	Investments accounted for using the equity method:

The Group’s investments in associates and joint ventures are accounted for using the equity method.

Under the equity method, the investment in the associate or in the joint venture is presented at cost with the addition of post-acquisition changes in the Group’s share of net assets, including other comprehensive income of the associate or the joint venture. Gains and losses resulting from transactions between the Group and the associate or the joint venture are eliminated to the extent of the interest in the associate or in the joint venture.

Goodwill relating to the acquisition of an associate or a joint venture is presented as part of the investment in the associate or the joint venture, measured at cost and not systematically amortized. Goodwill is evaluated for impairment as part of the investment in the associate or in the joint venture as a whole.

The financial statements of the Company and of the associate or joint venture are prepared as of the same dates and periods. The accounting policies applied in the financial statements of the associate or the joint venture are uniform and consistent with the policies applied in the financial statements of the Group.

Upon the acquisition of an associate or a joint venture achieved in stages when the former investment in the acquiree was accounted for pursuant to the provisions of IFRS 9, the Group adopts the principles of IFRS 3 regarding business combinations achieved in stages. Consequently, equity interests in the acquiree that had been held by the Group prior to achieving significant influence or joint control are measured at fair value on the acquisition date and are included in the acquisition consideration while recognizing a gain or loss resulting from the fair value measurement.

The equity method is applied until the loss of significant influence in the associate or loss of joint control in the joint venture or classification as investment held for sale.

On the date of loss of significant influence or joint control, the Group measures any remaining investment in the associate or the joint venture at fair value and recognizes in profit or loss the difference between the fair value of any remaining investment plus any proceeds from the sale of the investment in the associate or the joint venture and the carrying amount of the investment on that date.

Functional currency, presentation currency and foreign currency
9)	Functional currency, presentation currency and foreign currency:

i.	Functional currency and presentation currency:

The presentation currency of these consolidated financial statements of the Group is the U.S dollar (the “dollar”), since the Company believes that financial statements in U.S dollars provide more relevant information to its investors and users of the financial statements. The functional currency applied by Formula, on a stand-alone basis, until December 31, 2018, was the dollar. Following an examination and reevaluation of the primary economic environment in which it currently operates and expects to continue operating and taking into consideration the recent trends and its forward-looking business strategy, in accordance with the International Accounting Standard 21 (IAS 21), Formula concluded that its functional currency on a stand-alone basis commencing January 1, 2019 is the NIS. The functional currencies applied by Formula’s subsidiaries and companies accounted for at equity are the currencies of the primary economic environment in which each one of them operates.

Assets, including fair value adjustments upon acquisition, and liabilities of an investee which is a foreign operation, are translated at the closing rate at each reporting date. Profit or loss items are translated at average exchange rates for all periods presented. The resulting translation differences are recognized in other comprehensive income (loss).

Intragroup loans for which settlement is neither planned nor likely to occur in the foreseeable future are, in substance, a part of the investment in the foreign operation and, accordingly, the exchange rate differences from these loans (net of the tax effect) are recorded in other comprehensive income (loss).

Upon the full or partial disposal of a foreign operation resulting in loss of control in the foreign operation, the cumulative gain (loss) from the foreign operation which had been recognized in other comprehensive income is transferred to profit or loss. Upon the partial disposal of a foreign operation which results in the retention of control in the subsidiary, the relative portion of the amount recognized in other comprehensive income is reattributed to non-controlling interests.

ii.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Exchange rate differences are recognized in profit or loss. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined.

Cash equivalents
10)	Cash equivalents:

Cash equivalents are considered highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of investment or with a maturity of more than three months, but which are redeemable on demand without penalty and which form part of the Group’s cash management. Cash and cash equivalent includes amounts held primarily in New-Israeli Shekel, dollars, Euro, Japanese Yen, Indian Rupee and British Pound.

Short-term and restricted deposits
11)	Short-term and restricted deposits:

Short-term bank deposits are deposits with an original maturity of more than three months from the date of investment and which do not meet the definition of cash equivalents. The deposits are presented according to their terms of deposit. Restricted deposits include deposits used to secure certain subsidiaries’ ongoing projects, as well as security deposits with respect to leases, and are classified under other short-term and long-term receivables.

Inventories
12)	Inventories:

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and estimated costs necessary to make the sale. Inventories are mainly comprised of purchased merchandise and products which consist of educational software kits, computers, peripheral equipment and spare parts. Cost is determined on the “first in - first out” basis.

The Group periodically evaluates the condition and aging of its inventories and makes provisions for slow-moving inventories accordingly. No such impairments have been recognized in any period presented.

Revenue recognition
13)	Revenue recognition:

Revenue from contracts with customers is recognized when the control over the goods or services is transferred to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

In determining the amount of revenue from contracts with customers, the Group evaluates whether it is a principal or an agent in the arrangement. The Group is a principal when the Group controls the promised goods or services before transferring them to the customer. In these circumstances, the Group recognizes revenue for the gross amount of the consideration. When the Group is an agent, it recognizes revenue for the net amount of the consideration, after deducting the amount due to the principal.

Sale of software licensing, maintenance services and post implementation consulting services

A software licensing transaction which does not require significant implementation services is considered a distinct performance obligation as the customer can benefit from the software on its own or together with other readily available resources.

The Group recognizes revenue from software licensing transactions at a point in time when the Group provides the customer a right to use the Group’s intellectual property as it exists at the point in time at which the license is granted to the customer. The Group recognizes revenue from software licensing transactions over time when the Group provides the customer a right to access the Group’s intellectual property throughout the license period.

The Group may generate revenue from sale of software licensing which includes significant implementation and customization services. In such contracts the Group is normally committed to provide the customer with a functional IT system and the customer can only benefit from such functional system, being the final product that would normally be comprised of proprietary licenses and significant related services. Revenues from these contracts are based on either fixed price or time and material.

Software licensing transactions which involve significant implementation, customization, or integration of the Group’s software license to customer-specific requirements, are considered as one performance obligation satisfied over-time. The underlying deliverable is owned and controlled by the customer and does not create an asset with an alternative use to the Group. In addition, the Group has enforceable right to payment for performance completed throughout the duration of the contract.

Accordingly, the Group recognizes revenue from such contracts over time, using the percentage of completion accounting method. The Group recognizes revenue and gross profit as the work is performed based on a ratio between actual costs incurred compared to the total estimated costs for the contract. Provisions for estimated losses on uncompleted contracts are made during the period in which such losses are first determined, in the amount of the estimated loss for the entire contract.

When post implementation and consulting services do not involve significant customization, the Group accounts for such services as performance obligations satisfied over time and revenues are recognized as the services are provided.

Revenue from maintenance is recognized over time, during the period the customer simultaneously receives and consumes the benefits provided by the Group’s performance. When payments from customers are made before or after the service is performed, the Group recognizes the resulting contract asset or liability.

Sale of hardware and infrastructure

Revenue from sale of hardware and infrastructure is recognized in profit or loss at the point in time when the control of the goods is transferred to the customer, generally upon delivery of the goods to the customer.

Sale of training and implementation services

Revenues from training and implementation services are recognized when the service is provided. revenue from training services in respect of public courses whose operating range is up to 3 months will be recognized at the end of the course period. Revenues from training services in respect of long-term courses will be recognized over the term of the course. Revenues from implementation projects ordered by organizations will be recognized according to actual inputs (actually worked hours).

Revenue of contracts according to actual inputs

Revenue from framework agreements for the performance of work according to actual inputs is recognized according to the hours invested.

Revenue of fixed price contracts

Revenue from fixed price contracts is recognized according to the completion rate method when all the following conditions are met: the revenue is known or can be estimated reliably, the collection of income is expected, the costs involved in performing the work are known or can be estimated, there is no material uncertainty about the Group’s ability to complete the work and, the customer and the completion rate can be reliably estimated.

The Group applies a cost-based input method for measuring the progress of performance obligations that are satisfied over time. In applying this cost-based input method, the Group estimates the costs to complete contract performance in order to determine the amount of the revenue to be recognized. These estimated costs include the direct costs and the indirect costs that are directly attributable to a contract based on a reasonable allocation method.

In certain circumstances, the Group is unable to measure the outcome of a contract, but the Group expects to recover the costs incurred in fulfilling the contract as of the reporting date. In such circumstances, the Group recognizes revenue to the extent of the costs incurred as of the reporting date until such time the outcome of the contract can be reasonably measured. If a loss is anticipated from a contract, the loss is recognized in full regardless of the percentage of completion.

When appropriate, the Group also applies a practical expedient permitted under IFRS 15 whereby if the Group has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the Group’s performance completed to date (for example, a service contract in which an entity bills a fixed amount for each hour of service provided), the Group may recognize revenue in the amount it is entitled to invoice. Deferred revenues, which represent a contract liability, include unearned amounts received under maintenance and support (mainly) and amounts received from customers for which revenues have not yet been recognized.

Allocating the transaction price

For contracts that consist of more than one performance obligation, at contract inception the Group allocates the contract transaction price to each performance obligation identified in the contract on a relative stand-alone selling price basis. The stand-alone selling price is the price at which the Group would sell the promised goods or services separately to a customer. The Group determines the stand-alone selling price for the purposes of allocating the transaction price to each performance obligation by considering several external and internal factors including, but not limited to, transactions where the specific performance obligation is sold separately, historical actual pricing practices and geographies in which the Group offers its products and services. If a specific performance obligation, such as the software license, is sold for a broad range of amounts (that is, the selling price is highly variable) or if the Group has not yet established a price for that good or service, and the good or service has not previously been sold on a stand-alone basis (that is, the selling price is uncertain), the Group applies the residual approach whereby all other performance obligations within a contract are first allocated a portion of the transaction price based upon their respective stand-alone selling prices, with any residual amount of transaction price allocated to the remaining specific performance obligation.

Variable consideration

The Group determines the transaction price separately for each contract with a customer. When exercising this judgment, the Group evaluates the effect of each variable amount in the contract, taking into consideration discounts, penalties, variations, claims, and non-cash consideration. In determining the effect of the variable consideration, the Group normally uses the “most likely amount” method described in the Standard. Pursuant to this method, the amount of the consideration is determined as the single most likely amount in the range of possible consideration amounts in the contract. According to the Standard, variable consideration is included in the transaction price only to the extent that it is highly probable that a significant reversal in the amount of revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Costs of obtaining a contract

In order to obtain certain contracts with customers, the Group incurs incremental costs in obtaining the contract (such as sales commissions which are contingent on making binding sales). Costs incurred in obtaining the contract with the customer which would not have been incurred if the contract had not been obtained and which the Group expects to recover are recognized as an asset and amortized on a systematic basis that is consistent with the provision of the services under the specific contract.

An impairment loss in respect of capitalized costs of obtaining a contract is recognized in profit or loss when the carrying amount of the asset exceeds the remaining amount of consideration that the Group expects to receive for the goods or services to which the asset relates less the costs that relate directly to providing those goods or services and that have not been recognized as expenses.

The Group has elected to apply the practical expedient allowed by IFRS 15 according to which incremental costs of obtaining a contract are recognized as an expense when incurred if the amortization period of the asset is one year or less.

A significant benefit of financing

In certain contracts, the Group provides the customer with financing for a period exceeding one year. In such circumstances, the Group recognizes revenue based on the amount that reflects the price that would have been paid by the customer in cash on the date of receipt of the goods or services, and the balance is recognized in finance income.

When long-term advances are received for services which the Group is to provide in the future, the Group accrues interest on the advances and recognizes finance expense over the expected period of the contract, provided that the contract contains a significant financing component. As the advances are recognized in revenue, the Group also recognizes the accrued interest as part of revenue from services.

The Group has elected to apply the practical expedient allowed by IFRS 15 according to which the Group does not separate the financing component in transactions for which the period of financing is one year or less and recognizes revenue in the amount of the consideration stated in the contract even if the customer pays for the goods or services before or subsequent to their receipt.

Revenues that include warranty services

In certain cases, the Group also provides a warranty for goods and services sold (i.e., extended warranties when the Group contractually undertakes to repair any errors in the delivered software within a strictly specified time limit and/or when the scope of which is broader than just an assurance to the customer that the product/service complies with agreed-upon specifications). The Group has ascertained that such warranties granted by the Group meet the definition of service. The conclusion regarding the extended nature of a warranty is made whenever the Group contractually undertakes to repair any errors in the delivered software within a strictly specified time limit and/or when such warranty is more extensive than the minimum required by law. Under IFRS 15, the fact of granting an extended warranty indicates that the Group provides an additional service. As such, the Group recognizes an extended warranty as a separate performance obligation and allocates a portion of the transaction price to such service. In all cases where an extended warranty is accompanied by a maintenance service, which is even a broader category than the extended warranty itself, revenues are recognized over time because the customer consumes the benefits of such service as it is performed by the provider. If this is the case, the Group continues to allocate a portion of the transaction price to such maintenance service. Likewise, in cases where a warranty service is provided after the project completion and is not accompanied by any maintenance service, then a portion of the transaction price and analogically recognition of a portion of contract revenues will have to be deferred until the warranty service is actually fulfilled.

Disaggregation of revenue

Service revenue include contracts primarily for the provision of supplies and services other than design, development, customization, implementation, software maintenance and support and software updates associated with delivery of products or proprietary software. It may be a stand-alone service contract or a service performance obligation which is distinct from a contract or performance obligation for design, development, customization, support and upgrade or delivery of product. The Group’s service contracts include contracts in which the customer simultaneously receives and consumes the benefits provided as the performance obligations are satisfied. The Group’s service contracts primarily include operation-type contracts, outsourcing, consulting, remote development services, digital advertising management, training and similar activities.

Revenue by products and services was as follows:

	Year ended December 31,
	2021	2020	2019
Proprietary software and related services	$632,986	$509,109	$438,256
Other products and third party	472,045	312,315	229,104
Services	1,299,345	1,112,494	1,033,755
	$2,404,376	$1,933,918	$1,701,115

Revenue by timing of revenue recognition was as follows:

	Year ended December 31,
	2021	2020	2019
Products and services transferred over time	$2,072,841	$1,697,312	$1,518,221
Products transferred at a point in time	331,535	236,606	182,894
	$2,404,376	$1,933,918	$1,701,115

Government grants
14)	Government grants:

Government grants are recognized when there is reasonable assurance that the grants will be received, and the Group will comply with the attached conditions. Government grants received from the Office of the Israel Innovation Authority (“IIA”), formerly the Office of the Chief Scientist (“OCS”), are recognized upon receipt as a liability if future economic benefits are expected from the research project that will result in royalty-bearing sales.

A liability for the loan is first measured at fair value using a discount rate that reflects a market participant rate of interest. The difference between the amount of the grant received and the fair value of the liability is accounted for as a government grant and recognized as a reduction of research and development expenses. After initial recognition, the liability is measured at amortized cost using the effective interest method. Royalty payments are treated as a reduction of the liability. If no economic benefits are expected from the research activity, the grant receipts are recognized as a reduction of the related research and development expenses. In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37.

At each reporting date, the Group evaluates whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid (since the Group will not be required to pay royalties) based on the best estimate of future sales and using the original effective interest method, and if so, the appropriate amount of the liability is derecognized against a corresponding reduction in research and development expenses. Amounts paid as royalties are recognized as settlement of the liability.

Debentures
15)	Debentures:

The Group accounts for outstanding principal amount of debentures as long-term liability, in accordance with IFRS 9, with current maturities classified as a short-term liability. The Group identifies and separates equity components contains in convertible debentures by first determining the liability component, in accordance with IAS 32, based on the fair value of an equivalent non-convertible liability. The conversion component valued is being determined to be the residual amount. Debt issuance costs are capitalized and reported as deferred financing costs, which are amortized over the life of the debentures using the effective interest rate method.

Income tax
16)	Income tax:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

●	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

●	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes. Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Taxes that would apply in the event of the disposal of investments in investees have not been considered in computing deferred taxes, as long as the disposal of the investments in investees is not probable in the foreseeable future. Also, deferred taxes that would apply in the event of distribution of earnings by investees as dividends have not been considered in computing deferred taxes, since the distribution of dividends does not involve an additional tax liability or since it is the Group’s policy not to initiate distribution of dividends from a subsidiary that would trigger an additional tax liability.

Taxes on income that relate to distributions of an equity instrument and to transaction costs of an equity transaction are accounted for pursuant to IAS 12.

Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

Leases
17)	Leases:

The Group accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

i)	The Group as lessee:

For leases in which the Group is the lessee, the Group recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to twelve months and leases for which the underlying asset is of low value. For these excluded leases, the Group has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Group has elected to apply the practical expedient in the Standard and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

Leases which entitle employees to a company car as part of their employment terms are accounted for as employee benefits in accordance with the provisions of IAS 19 and not as subleases.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Group’s incremental borrowing rate. After the commencement date, the Group measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term.

Following are the amortization periods of the right-of-use assets by class of underlying asset:

	Years	Mainly
Land and Buildings	2-23	3
Motor vehicles	2-3	3

The Group tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

ii)	Variable lease payments that depend on an index:

On the commencement date, the Group uses the index rate prevailing on the commencement date to calculate the future lease payments.

For leases in which the Group is the lessee, the aggregate changes in future lease payments resulting from a change in the index are discounted (without a change in the discount rate applicable to the lease liability) and recorded as an adjustment of the lease liability and the right-of-use asset, only when there is a change in the cash flows resulting from the change in the index (that is, when the adjustment to the lease payments takes effect).

iii)	Variable lease payments:

Variable lease payments that do not depend on an index or interest rate but are based on performance or usage are recognized as an expense as incurred when the Group is the lessee.

iv)	Lease extension and termination options:

A non-cancelable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised.

In the event of any change in the expected exercise of the lease extension option or in the expected non-exercise of the lease termination option, the Group remeasures the lease liability based on the revised lease term using a revised discount rate as of the date of the change in expectations. The total change is recognized in the carrying amount of the right-of-use asset until it is reduced to zero, and any further reductions are recognized in profit or loss.

v)	Lease modifications:

If a lease modification does not reduce the scope of the lease and does not result in a separate lease, the Group remeasures the lease liability based on the modified lease terms using a revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

If a lease modification reduces the scope of the lease, the Group recognizes a gain or loss arising from the partial or full reduction of the carrying amount of the right-of-use asset and the lease liability. The Group subsequently remeasures the carrying amount of the lease liability according to the revised lease terms, at the revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

Property, plant and equipment, net
18)	Property, plant and equipment, net:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that are used in connection with plant and equipment. The cost of an item of property, plant and equipment comprises the initial estimate of the costs of dismantling and removing the item and restoring the site on which the item is located.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%
Land and Buildings	2 - 4
Computers, software, and peripheral equipment	20 - 33
Office furniture and equipment	6 - 33 (mainly 7)
Motor vehicles	14 - 15 (mainly 15)

Leasehold improvements are amortized using the straight-line method over the term of the lease (including option terms that are deemed to be reasonably assured) or the estimated useful life of the improvements, whichever is shorter.

The useful life, the depreciation method and the residual value of an asset are reviewed at least each year-end (at the end of the year) and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized. For impairment testing of property, plant and equipment, see Note 2(20) below.

Intangible assets
19)	Intangible assets:

Separately acquired intangible assets are measured on initial recognition at cost, including directly attributable costs. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Expenditures relating to internally generated intangible assets, excluding capitalized development costs, are recognized in profit or loss when incurred.

Intangible assets with a finite useful life are amortized over their useful life and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year end.

Research and development expenditures

Research expenditures incurred in the process of software development are recognized in profit or loss when incurred. An intangible asset arising from a software development project or from the development phase of an internal project is recognized if the Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Group’s intention to complete the intangible asset and use or sell it; the ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the ability to measure reliably the respective expenditure asset during its development. The Group establishes technological feasibility upon completion of a detailed program design or a working model.

Capitalized software costs are measured at cost less any accumulated amortization and any accumulated impairment losses on a product-by-product basis. Amortization of capitalized software costs begin when development is complete, and the product is available for use or for sale. The Group considers a product to be available for use when the Group completes its internal validation of the product that is necessary to establish that the product meets its design specifications including functions, features, and technical performance requirements. Internal validation includes the completion of coding, documentation and testing that ensure bugs are reduced to a minimum. The internal validation of the product takes place a few weeks before the product is made available to the market. In certain instances, the Group enters into a short pre-release stage, during which the product is made available to a selected number of customers as a beta program for their own review and familiarization. Subsequently, the release is made generally available to customers. Once a product is considered available for use, the capitalization of costs ceases and amortization of such costs to “cost of sales” begins.

Capitalized software costs are amortized on a product-by-product basis by the straight-line method over the estimated useful life of the software product (between 5-7 years).

Research and development costs incurred in the process of developing product enhancements are generally charged to expenses as incurred.

The Group assesses the recoverability of its capitalized software costs on a regular basis by assessing the net realizable value of these intangible assets based on the estimated future gross revenues from each product reduced by the estimated future costs of completing and disposing of it, including the estimated costs of performing maintenance and customer support over its remaining economical useful life using internally generated projections of future revenues generated by the products, cost of completion of products and cost of delivery to customers over its remaining economical useful life.

During the years ended December 31, 2019, 2020 and 2021, no such unrecoverable amounts were identified.

Other intangible assets

Intangible assets excluding capitalized development costs are comprised mainly of customer-related intangible assets, backlogs, distribution rights, brand names, acquired technology and patent, and are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. The useful life of intangible assets is as follows:

Years
Customer relationship, backlog and distribution rights	3 – 15
Brand names	9 – 15
Acquired technology	2 – 8
Patents	10

Gains or losses arising from the derecognition of an intangible asset are determined as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in profit or loss.

The useful life of these assets is reviewed annually to determine whether their indefinite life assessment continues to be supportable. If the events and circumstances do not continue to support the assessment, the change in the useful life assessment from indefinite to finite is accounted for prospectively as a change in accounting estimate, and on that date the asset is tested for impairment. Commencing from that date, the asset is amortized systematically over its useful life.

Impairment of non-financial assets
20)	Impairment of non-financial assets:

The Group evaluates the need to record an impairment of non-financial assets (property, plant and equipment, capitalized software costs and other intangible assets, goodwill, investments in joint venture) whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

The following criteria are applied in assessing impairment of these specific assets:

i.	Goodwill in respect of subsidiaries:

For the purpose of impairment testing, goodwill acquired in a business combination is allocated, at the acquisition date, to each of our cash-generating units that are expected to benefit from the synergies of the combination. The Group reviews goodwill for impairment once a year, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment.

Goodwill is tested for impairment by assessing the recoverable amount of the cash-generating unit (or group of cash-generating units) to which the goodwill has been allocated. An impairment loss is recognized if the recoverable amount of the cash-generating unit (or group of cash-generating units) to which goodwill has been allocated is less than the carrying amount of the cash-generating unit (or group of cash-generating units). Any impairment loss is allocated first to goodwill. Impairment losses recognized for goodwill cannot be reversed in subsequent periods.

ii.	Investment in associate or joint venture using the equity method:

After application of the equity method, the Group determines whether it is necessary to recognize any additional impairment loss with respect to the investment in associates or joint ventures. The Group determines at each reporting date whether there is objective evidence that the carrying amount of the investment in the associate or the joint venture is impaired. The test of impairment is carried out with reference to the entire investment, including the goodwill attributed to the associate or the joint venture.

iii.	Intangible assets with an indefinite useful life / capitalized development costs that have not yet been systematically amortized:

The impairment test is performed annually, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment.

During the years ended December 31, 2019, 2020 and 2021, no impairment indicators were identified.

Financial instruments
21)	Financial instruments:

A.	Financial assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Group classifies and measures the debt instruments in its financial statements on the basis of the following criteria:

●	the Group’s business model for the management of financial assets; and

●	the contractual cash flow characteristics of the financial asset.

i.	The Group measures debt instruments at amortized cost when:

The Group’s business model is to hold the financial assets in order to collect their contractual cash flows, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. After initial recognition, the instruments in this category are measured according to their terms at amortized cost using the effective interest rate method, less any provision for impairment. On the date of initial recognition, the Group may irrevocably designate a debt instrument as measured at fair value through profit or loss if doing so eliminates or significantly reduces a measurement or recognition inconsistency, such as when a related financial liability is also measured at fair value through profit or loss.

ii.	The Group measures debt instruments at fair value through other comprehensive income when:

The Group’s business model is to hold the financial assets in order to both collect their contractual cash flows and to sell the financial assets, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Subsequent to the initial recognition, the instruments in this category are measured at fair value. Gains or losses from fair value adjustments, excluding interest and exchange rate differences, are recognized in other comprehensive income.

iii.	The Group measures debt instruments at fair value through profit or loss when:

A financial asset which is a debt instrument does not meet the criteria for measurement at amortized cost or at fair value through other comprehensive income. After initial recognition, the financial asset is measured at fair value and gains or losses from fair value adjustments are recognized in profit or loss.

iv.	Equity instruments and other financial assets held for trading:

Investments in equity instruments do not meet the above criteria and accordingly are measured at fair value through profit or loss. Other financial assets held for trading such as derivatives, including embedded derivatives separated from the host contract, are measured at fair value through profit or loss unless they are designated as effective hedging instruments. In respect of certain equity instruments that are not held for trading, on the date of initial recognition, the Company made an irrevocable election to present subsequent changes in fair value in other comprehensive income which changes would have otherwise been recorded in profit or loss. These changes will not be reclassified to profit or loss in the future, even when the investment is disposed of. Dividends from investments in equity instruments are recognized in profit or loss when the right to receive the dividends is established.

B.	Impairment of financial assets:

The Group evaluates at the end of each reporting period the loss allowance for financial debt instruments which are not measured at fair value through profit or loss. The Company distinguishes between two types of loss allowances:

i.	Debt instruments whose credit risk has not increased significantly since initial recognition, or whose credit risk is low - the loss allowance recognized in respect of this debt instrument is measured at an amount equal to the expected credit losses within 12 months from the reporting date; or

ii.	Debt instruments whose credit risk has increased significantly since initial recognition, and whose credit risk is not low - the loss allowance recognized is measured at an amount equal to the expected credit losses over the instrument’s remaining term.

The Group has short-term financial assets such as trade receivables in respect of which the Group applies a simplified approach in IFRS 9 and measures the loss allowance in an amount equal to the lifetime expected credit losses.

An impairment loss on debt instruments measured at amortized cost is recognized in profit or loss with a corresponding loss allowance that is offset from the carrying amount of the financial asset, whereas the impairment loss on debt instruments measured at fair value through other comprehensive income is recognized in profit or loss with a corresponding loss allowance that is recorded in other comprehensive income and not as a reduction of the carrying amount of the financial asset in the statement of financial position.

The Group applies the low credit risk simplification in IFRS 9, according to which the Group assumes the debt instrument’s credit risk has not increased significantly since initial recognition if on the reporting date it is determined that the instrument has a low credit risk, for example when the instrument has an external rating of “investment grade”.

C.	Derecognition of financial assets:

The Group derecognizes a financial asset when and only when:

i.	The contractual rights to the cash flows from the financial asset expire; or

ii.	The Group has transferred substantially all the risks and rewards deriving from the contractual rights to receive cash flows from the financial asset or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset; or

iii.	The Group has retained its contractual rights to receive cash flows from the financial asset but has assumed a contractual obligation to pay the cash flows in full without material delay to a third party.

D.	Financial liabilities:

i.	Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability. After initial recognition, the Group measures all financial liabilities at amortized cost using the effective interest rate method, except for:

●	Financial liabilities at fair value through profit or loss, such as derivatives;

●	Financial liabilities that arise when a transfer of a financial asset does not qualify for derecognition or when the continuing involvement approach applies;

●	Financial guarantee contracts; and

●	Contingent consideration recognized by an acquirer in a business combination as to which IFRS 3 applies.

ii.	Financial liabilities measured at fair value through profit or loss:

At initial recognition, the Group measures financial liabilities that are not measured at amortized cost at fair value. Transaction costs are recognized in profit or loss. After initial recognition, changes in fair value are recognized in profit or loss.

E.	Derecognition of financial liabilities:

A financial liability is derecognized when it is extinguished, that is, when the obligation is discharged or cancelled or expires. A financial liability is extinguished when the debtor discharges the liability by paying in cash, other financial assets, goods or services or is legally released from the liability.

When there is a modification in the terms of an existing financial liability, the Group evaluates whether the modification is substantial.

If the terms of an existing financial liability are substantially modified, such modification is accounted for as an extinguishment of the original liability and the recognition of a new liability. The difference between the carrying amounts of the above liabilities is recognized in profit or loss.

If the modification is not substantial, the Group recalculates the carrying amount of the liability by discounting the revised cash flows at the original effective interest rate and any resulting difference is recognized in profit or loss.

F.	Offsetting financial instruments:

Financial assets and financial liabilities are offset and the net amount is presented in the statement of financial position if there is a legally enforceable right to set off the recognized amounts and there is an intention either to settle on a net basis or to realize the asset and settle the liability simultaneously. The right of set-off must be legally enforceable not only during the ordinary course of business of the parties to the contract but also in the event of bankruptcy or insolvency of one of the parties. In order for the right of set-off to be currently available, it must not be contingent on a future event, there may not be periods during which the right is not available, or there may not be any events that will cause the right to expire.

G.	Compound financial instruments:

i)	Convertible debentures which contain both an equity component and a liability component are separated into two components. This separation is performed by first determining the liability component based on the fair value of an equivalent non-convertible liability. The value of the conversion component is determined to be the residual amount. Directly attributable transaction costs are apportioned between the equity component and the liability component based on the allocation of proceeds to the equity and liability components.

ii)	Convertible debentures that are denominated in foreign currency contain two components: the conversion component and the debt component. The liability conversion component is initially recognized as a financial derivative at fair value. The balance is attributed to the debt component. Directly attributable transaction costs are allocated between the liability conversion component and the liability debt component based on the allocation of the proceeds to each component.

H.	Put option granted to non-controlling interests:

When the Group grants to non-controlling interests a put option to sell part or all of their interests in a subsidiary, during a certain period, even if such purchase obligation is conditional on the counterparty’s exercise of its contractual right to cause such redemption, if the put option agreement does not transfer to the Group any benefits incidental to ownership of the equity instrument (i.e. the Group does not have a present ownership in the shares concerned) then at the end of each reporting period the non-controlling interests (to which a portion of net profit attributable to non-controlling interests is allocated) are classified as a financial liability, as if such put-able equity instrument was redeemed on that date. The difference between the non-controlling interests carrying amount at the end of the reporting period and the present value of the liability is recognized directly in equity of the Group, under “Additional paid-in capital”.

The Group remeasures the financial liability at the end of each reporting period based on the estimated present value of the consideration to be transferred upon the exercise of the put option.

If the option is exercised in subsequent periods, the consideration paid upon exercise is treated as settlement of the liability. If the put option expires, the liability is settled and a portion of the investment in the subsidiary disposed of, without loss of control therein.

If the Group has present ownership of the non-controlling interests, these non-controlling interests are accounted for as if they are held by the Group, and changes in the amount of the liability are carried to profit or loss.

Fair value measurement
22)	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Treasury shares
23)	Treasury shares:

Company shares held by the Company and/or by investees are recognized at cost of purchase and presented as a deduction from equity. Any gain or loss arising from a purchase, sale, issue or cancellation of treasury shares is recognized directly in equity.

Provisions
24)	Provisions:

A provision in accordance with IAS 37 is recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect is material, provisions are measured according to the estimated future cash flows discounted using a pre-tax interest rate that reflects the market assessments of the time value of money and, where appropriate, those risks specific to the liability. When the Group expects part or all of the expense to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense is recognized in the statement of profit or loss net of any reimbursement.

Following are the types of provisions included in the financial statements:

i.	Legal claims:

A provision for claims is recognized when the Group has a present legal or constructive obligation as a result of a past event, it is more likely than not that an outflow of resources embodying economic benefits will be required by the Group to settle the obligation and a reliable estimate can be made of the amount of the obligation.

ii.	Contingent liability recognized in a business combination:

A contingent liability in a business combination is measured at fair value upon initial recognition. In subsequent periods, it is measured at the higher of the amount initially recognized less, when appropriate, cumulative amortization, and the amount that would be recognized at the end of the reporting period in accordance with IAS 37.

Derivative financial instruments and hedging
25)	Derivative financial instruments and hedging:

From time to time, the Group enters into contracts for derivative financial instruments such as forward currency contracts and options contracts to hedge risks associated with foreign exchange rates resulting from international activities and interest rate fluctuations. The derivative instruments primarily hedge or offset exposures to Euro, British Pound, Japanese Yen and New Israeli Shekel (“NIS”) exchange rate fluctuations.

The Group’s options and forward contracts do not qualify for hedging accounting. Any gains or losses arising from changes in the fair values of the derivatives are recorded immediately in profit or loss as financial income or expense.

Employee benefit liabilities
26)	Employee benefit liabilities:

The Group maintains several employee benefit plans:

i.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Group has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

ii.	Post-employment benefits:

The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

Formula’s and its Israeli subsidiaries and companies accounted for at equity (as defined with respect to their Israeli employee contribution plans pursuant to section 14 of Israel’s Severance Pay Law, 1963 (the “Severance Pay Law”)) pay fixed contributions to those plans and will have no legal or constructive obligation to pay further contributions if the fund into which those contributions are paid does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods. Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee’s services.

Formula and its Israeli subsidiaries and companies accounted for at equity also operate a defined benefit plan in respect of severance or retirement pay to their Israeli employees pursuant to the Severance Pay Law. According to the Severance Pay Law, employees are entitled to severance pay upon dismissal or retirement. The liability for termination of employment is measured using the projected unit credit method. The actuarial assumptions include rates of employee turnover and future salary increases based on the estimated timing of payment. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on high quality corporate bonds that are linked to Israel’s Consumer Price Index with a term that is consistent with the estimated term of the severance pay obligation.

In respect of its severance pay obligation to certain of its employees, the Group makes current deposits in pension funds and insurance companies (the “plan assets”). Plan assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan assets are not available to the Group’s own creditors and cannot be returned directly to the Group.

The liability for employee benefits shown in the statement of financial position reflects the present value of the defined benefit obligation, less the fair value of the plan assets. Remeasurements of the net liability are recognized in other comprehensive income in the period in which they occur.

Severance expenses for the years 2019, 2020 and 2021 were $37,218, $35,897 and $48,331, respectively.

iii.	Other long-term employee benefits:

Certain employees of the Group are entitled to benefits in respect of adaptation grants. These benefits are accounted for as other long-term benefits since the Group estimates that these benefits will be utilized and the Group’s respective obligation will be settled during the employment period and more than twelve months after the end of the annual reporting period in which the employees rendered the related service.

The Group’s net obligation for other long-term employee benefits, which is computed based on actuarial assumptions, is for the future benefit due to employees for services rendered in the current period and in prior periods and considering expected salary increases. The amount of these benefits is discounted to its present value. The discount rate is determined by reference at the reporting date to market yields on high quality corporate bonds that are linked to the Consumer Price Index and whose term is consistent with the term of the Group’s obligation.

Remeasurement of the net obligation is recognized in the statement of comprehensive income in the incurred period.

Share-based payment transactions
27)	Share-based payment transactions:

The Group’s employees and certain service providers are entitled to remuneration in the form of equity-settled share-based payment transactions. The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model. As for other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award (the “vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest.

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether the market condition is satisfied, provided that all other vesting conditions (service and/or performance) are satisfied.

If the Group modifies the conditions on which equity-instruments were granted, an additional expense is recognized for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee/other service provider at the modification date.

If a grant of an equity instrument is canceled, it is accounted for as if it had vested on the cancelation date and any expense not yet recognized for the grant is recognized immediately. However, if a new grant replaces the canceled grant and is identified as a replacement grant on the grant date, the canceled and new grants are accounted for as a modification of the original grant, as described above.

Earnings per share
28)	Earnings per share:

Earnings per share are calculated by dividing the net income attributable to equity holders of the Company by the weighted number of ordinary shares outstanding during the period. Potential ordinary shares are included in the computation of diluted earnings per share if their conversion decreases earnings per share from continuing operations. Potential ordinary shares that are converted during the period are included in diluted earnings per share only until the conversion date and from that date in basic earnings per share. The Company’s share of earnings of subsidiaries is included based on its share of earnings per share of the subsidiaries multiplied by the number of shares held by the Company.

Concentration of credit risk
29)	Concentration of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, restricted cash, trade receivables, marketable securities and foreign currency derivative contracts.

The majority of the Group’s cash and cash equivalents, bank deposits, marketable securities and other financial instruments are invested with major banks in Israel, the United States and across Europe. Management believes that these financial instruments are held in financial institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments. Cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these banks deposits may be redeemed upon demand and therefore bear minimal risk.

The Group’s trade receivables are generally derived from sales to large organizations located mainly in Israel, North America, Europe and Asia Pacific. The Group performs ongoing credit evaluations of its customers using a reliable outside source to determine payment terms and credit limits which are approved based on the size of the customer and to date has not experienced any material losses. In certain circumstances, Formula and its subsidiaries and companies accounted for at equity may require letters of credit, other collateral or additional guarantees. From time to time, the Group’s subsidiaries sell certain of their accounts receivable to financial institutions, within the normal course of business.

The Group maintains an allowance for doubtful accounts receivable based upon management’s experience and estimate of collectability of each outstanding invoice. The allowance for doubtful accounts is determined with respect to specific debts or which collection is doubtful. The risk of collection associated with accounts receivable is mitigated by the diversity and number of customers.

Bad debt expense, net for the years ended December 31, 2019, 2020 and 2021 was $1,176, $3,188 and $1,333 respectively.

From time to time, the Group enters into foreign exchange forward and option contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows. These derivative instruments are designed to offset a portion of the Group’s non-dollar currency exposure (see Note 2 (25) above).

Liquidity risk
30)	Liquidity risk:

Liquidity risk arises from managing the Group’s working capital as well as from financial expenses and principal payments of the Group’s debt instruments. Liquidity risk consists of the risk that the Group will have difficulty in fulfilling obligations relating to financial liabilities. The Group’s policy is to ascertain constant cash adequacy needed for settling its liabilities when due. For this purpose, the Group aims to hold cash balances (or adequate credit lines) that will meet anticipated demands.

Formula and its subsidiaries and companies accounted for at equity examine cash flow forecasts on a monthly basis as well as information regarding cash balances. As of the reporting date, these forecasts indicate that the Group can expect sufficient liquid sources for covering its entire liabilities under reasonable assumptions.

Changes in accounting policies - initial adoption of new financial reporting and accounting standards
31)	Changes in accounting policies - initial adoption of new financial reporting and accounting standards:

1.	Amendments to IFRS 9, IFRS 7, IFRS 16, IFRS 4 and IAS 39 regarding the IBOR reform:

In August 2020, the IASB issued amendments to IFRS 9, “Financial Instruments”, IFRS 7, “Financial Instruments: Disclosures”, IAS 39, “Financial Instruments: Recognition and Measurement”, IFRS 4, “Insurance Contracts”, and IFRS 16, “Leases” (the “Amendments”).

The Amendments provide practical expedients when accounting for the effects of the replacement of benchmark InterBank Offered Rates (IBORs) by alternative Risk Free Interest Rates (RFRs). The Amendments are effective for annual periods beginning on or after January 1, 2021. The Amendments are to be applied retrospectively. However, restatement of comparative periods is not required.

The adoption of the Amendments did not have an effect on the Group’s financial statements as of January 1, 2021, since the Group does not have any IBOR-based hedge transactions which could be affected by the IBOR reform.

2.	Additional amendment in April 2021 to IFRS 16, “Leases”:

In view of the global Covid-19 crisis, in May 2020, the IASB issued “Covid-19-Related Rent Concessions - Amendment to IFRS 16, Leases” (the “2020 Amendment”). The objective of the 2020 Amendment is to allow a lessee to apply a practical expedient according to which Covid-19 related rent concessions will not be accounted for as lease modifications but as variable lease payments. The 2020 Amendment applies solely to lessees.

Originally the 2020 Amendment was applicable only to a reduction in lease payments due on or before June 30, 2021. However, since the Covid-19 pandemic has continued beyond the period envisaged, the IASB updated the condition for lessees to apply the relief to a reduction in lease payments due on or before June 30, 2022 (the “2021 Amendment”). The other criteria for application of the 2020 Amendment remain unchanged.

The 2021 Amendment applies to annual reporting periods beginning on or after April 1, 2021. Early application is permitted.

The 2021 Amendment is to be applied retrospectively, recognizing the cumulative effect of initially applying the 2021 Amendment as an adjustment to the opening balance of retained earnings at the beginning of the annual reporting period in which the lessee first applies the 2021 Amendment.

The application of the Amendments will not have a material impact on the Group’s consolidated financial statements.

Financial statements have been reclassified	32)Certain amounts in the prior years’ financial statements have been reclassified to conform to the current year’s presentation.